ING EQUITY TRUST

ING SmallCap Opportunities Fund

(“Fund”)

Supplement dated December 23, 2008

to the Fund’s Class A, Class B and Class C Prospectus and

Class I, Class Q and Class W Prospectus

each dated September 30, 2008

Effective October 1, 2008, James Hasso was added as a co-portfolio manager to the Fund.

The Prospectuses are hereby revised as follows:

1.             The section entitled “Management of the Funds – Adviser and Sub-Advisers – ING SmallCap Opportunities Fund” on page 39 of the Class A, Class B and Class C Prospectus and on page 33 of the Class I, Class Q and Class W Prospectus is hereby deleted in its entirety and replaced with the following:

The following individuals are responsible for the day-to-day management of ING SmallCap Opportunities Fund:

The Fund has been co-managed by James Hasso since October 2008.  Mr. Hasso has been with ING IM since 2006.  Prior to joining ING IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006.  Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners from 2001-2002.

The Fund has been co-managed by Steve Salopek since October 2008 and was solely managed by Mr. Salopek from July 2005 until October 2008.  Prior to joining ING IM in June 2005, Mr. Salopek had been a portfolio manager with Banc One Investment Advisers from 1999-2004.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING SmallCap Opportunities Fund

(“Fund”)

Supplement dated December 23, 2008

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class W

and Class Q Shares Statement of Additional Information (“SAI”)

dated September 30, 2008

Effective October 1, 2008, James Hasso was added as a co-portfolio manager to the Fund.

The Class A, Class B, Class C, Class I, Class O, Class W and Class Q Shares SAI is hereby revised as follows:

1.               The table entitled “Other Accounts Managed” in the section entitled “Portfolio Managers – Equity Dividend Fund, Financial Services Fund, Fundamental Research Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund and SmallCap Opportunities Fund” beginning on page 113 of the Class A, Class B, Class C, Class I, Class O, Class W and Class Q Shares SAI and the table entitled “Ownership of Securities” in the section entitled “Portfolio Managers – Equity Dividend Fund, Financial Services Fund, Fundamental Research Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund and SmallCap Opportunities Fund” on page 115 of the Class A, Class B, Class C, Class I, Class O, Class W and Class Q Shares SAI are hereby amended to include the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts *	Total Assets
James Hasso(1)	2	$715,945,107	0	$0	3	$216,029,965

* There were no accounts for which an advisory fee is based on performance

(1) The information is as of September 30, 2008.

Portfolio Manager	Dollar Range of Portfolio Shares Owned
James Hasso(1)	None

(1) The information is as of September 30, 2008.

2.               The fifth sentence of the second paragraph in the section entitled “Portfolio Managers – Equity Dividend Fund, Financial Services Fund, Fundamental Research Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund and SmallCap Opportunities Fund – Compensation” on page 114 of the Class A, Class B, Class C, Class I, Class O, Class W and Class Q Shares SAI is hereby deleted in its entirety and replaced with the following:

ING IM has defined indices (the S&P 500® Index for Mr. Corapi as Portfolio Manager of Fundamental Research Fund; the S&P 500 Financials Index for Mr. Kloss and Mr. Rayner as Portfolio Managers of Financial Services Fund; the Russell MidCap® Growth Index for Mr. Landesman and Mr. Bianchi as Portfolio Managers for MidCap Opportunities Fund; the Russell 1000 Growth Index for Mr. Aguilar and Mr. Costa as Portfolio Managers for Opportunistic LargeCap Fund; and the Russell 2000® Growth Index for Mr. Hasso and Mr. Salopek as Portfolio Managers for SmallCap Opportunities Fund) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE